CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total limited partners' equity	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners' equity	Preferred equity	Perpetual subordinated notes	BEPC exchangeable shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2019	$ 20,480	$ 4,579	$ (1,114)	$ (700)	$ 6,422	$ (9)	$ (32)	$ 12	$ 833	$ 597			$ 11,086	$ 68	$ 3,317
Net income (loss)	79	(31)	(31)						26	13			62	31	(22)
Other comprehensive income (loss)	(1,600)	(442)		(431)	2	1	(13)	(1)		(26)			(805)	(7)	(320)
Preferred LP units issued	195								195
Capital contributions	23												23
Disposal	0		7		(7)
Return of capital	(74)												(74)
Distributions or dividends declared	(695)	(196)	(196)						(26)	(13)			(284)	(34)	(142)
Distribution reinvestment plan	3	3	3
Other	(46)	(20)	(3)	1	(7)	(1)	1	(11)					(13)		(13)
Change in period	(2,115)	(686)	(220)	(430)	(12)	0	(12)	(12)	195	(26)			(1,091)	(10)	(497)
Ending balance at Jun. 30, 2020	18,365	3,893	(1,334)	(1,130)	6,410	(9)	(44)	0	1,028	571			9,995	58	2,820
Beginning balance at Mar. 31, 2020	18,599	4,039	(1,195)	(1,123)	6,420	(8)	(51)	(4)	1,028	551			9,996	60	2,925
Net income (loss)	(10)	(33)	(33)						14	6			12	15	(24)
Other comprehensive income (loss)	212	(2)		(1)	2		(7)	4		20			195		(1)
Capital contributions	9												9
Return of capital	(68)												(68)
Distributions or dividends declared	(354)	(97)	(97)						(14)	(6)			(150)	(17)	(70)
Distribution reinvestment plan	2	2	2
Other	(25)	(16)	(11)	(6)	(12)	(1)	14						1		(10)
Change in period	(234)	(146)	(139)	(7)	(10)	(1)	7	4	0	20			(1)	(2)	(105)
Ending balance at Jun. 30, 2020	18,365	3,893	(1,334)	(1,130)	6,410	(9)	(44)	0	1,028	571			9,995	58	2,820
Beginning balance at Dec. 31, 2020	21,767	3,845	(988)	(720)	5,595	(6)	(39)	3	1,028	609	$ 0	$ 2,408	11,100	56	2,721
Net income (loss)	55	(101)	(101)						29	13	3	(63)	206	39	(71)
Other comprehensive income (loss)	(511)	(78)		(25)	(55)	5	(7)	4		17		(49)	(345)	(1)	(55)
Issuance of perpetual subordinated notes (Note 10)	340										340
Capital contributions	1,046	1	1										1,045
Disposal	(214)		12		(12)								(214)
Distributions or dividends declared	(855)	(167)	(167)						(29)	(13)	(3)	(104)	(380)	(42)	(117)
Distribution reinvestment plan	4	4	4
Other	99	(57)	(61)	(1)	6		1	(2)		(2)		(33)	232	(2)	(39)
Change in period	(36)	(398)	(312)	(26)	(61)	5	(6)	2	0	15	340	(249)	544	(6)	(282)
Ending balance at Jun. 30, 2021	21,731	3,447	(1,300)	(746)	5,534	(1)	(45)	5	1,028	624	340	2,159	11,644	50	2,439
Beginning balance at Mar. 31, 2021	21,434	3,485	(1,197)	(834)	5,546	(4)	(31)	5	1,028	617	0	2,184	11,604	50	2,466
Net income (loss)	110	(35)	(35)						15	6	3	(22)	149	19	(25)
Other comprehensive income (loss)	320	78		85	2	3	(15)	3		9		49	127	1	56
Issuance of perpetual subordinated notes (Note 10)	340										340
Capital contributions	232	1	1										231
Disposal	(214)		12		(12)								(214)
Distributions or dividends declared	(500)	(83)	(83)						(15)	(6)	(3)	(52)	(262)	(21)	(58)
Distribution reinvestment plan	2	2	2
Other	7	(1)	0	3	(2)		1	(3)		(2)			9	1
Change in period	297	(38)	(103)	88	(12)	3	(14)	0	0	7	340	(25)	40	0	(27)
Ending balance at Jun. 30, 2021	$ 21,731	$ 3,447	$ (1,300)	$ (746)	$ 5,534	$ (1)	$ (45)	$ 5	$ 1,028	$ 624	$ 340	$ 2,159	$ 11,644	$ 50	$ 2,439